Goodwill (Details) - Schedule of fair value of the identifiable net assets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Net carrying value of goodwill
Goodwill net	$ 81,770,963	$ 11,957,839
Zhong Chuan Rui You [Member]
Gross carrying value of goodwill
Goodwill gross	7,239,936	7,239,936
Impairment	(3,619,968)	(3,619,968)
Net carrying value of goodwill
Goodwill net	3,619,968	3,619,968
Superengine [Member]
Gross carrying value of goodwill
Goodwill gross	4,488,664	4,488,664
Impairment
Net carrying value of goodwill
Goodwill net	4,488,664	4,488,664
Bobtrain [Member]
Gross carrying value of goodwill
Goodwill gross	3,849,207	3,849,207
Impairment	(1,994,986)
Net carrying value of goodwill
Goodwill net	1,854,221	3,849,207
Saleya [Member]
Gross carrying value of goodwill
Goodwill gross	71,808,110
Impairment
Net carrying value of goodwill
Goodwill net	$ 71,808,110